Loans and Lines of Credit (Details Textual) (USD $)	3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended							3 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Short Term Loans [Member] Director [Member]	Dec. 31, 2013 Short Term Loans [Member] Director [Member]	Dec. 31, 2013 Line of Credit [Member]	Dec. 31, 2012 Line of Credit [Member]	Dec. 31, 2013 Line of Credit [Member] Sterling National Bank [Member]	Dec. 13, 2013 Line of Credit [Member] Sterling National Bank [Member]	Jan. 31, 2013 Line of Credit [Member] Sterling National Bank [Member]	May 02, 2012 Line of Credit [Member] Sterling National Bank [Member]	Mar. 31, 2014 Affiliated Entity [Member] Short Term Loans [Member]	Dec. 31, 2013 Affiliated Entity [Member] Short Term Loans [Member]	Dec. 13, 2013 Mr. Ran [Member]	Jan. 31, 2013 Mr. Ran [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Amount Outstanding										$ 7,000,000	$ 5,000,000	$ 3,500,000
Line of Credit Facility, Interest Rate Description									2% in excess of the Wall Street Journal prime rate (3.25% at March 31, 2014), but in no event less than 6%, per annum, on the money in use
Payments Of Financing Costs	0	0	0	16,025			16,000
Amortization Of Financing Costs	0	13,104	41,735	47,078			5,341	10,683
Finite-Lived Intangible Assets, Amortization Method							straight-line method
Debt Instrument, Face Amount					160,000
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum													8.00%	8.00%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum													10.00%	10.00%
Short-Term Debt	1,319,465		1,319,465										1,319,465	1,319,465
Debt Instrument, Interest Rate, Stated Percentage					10.00%
Interest Expense, Related Party					4,000	4,978
Amount Of Personal Guarantee Provided By Related Party For Debt Borrowed															7,000,000	5,000,000
Line of Credit, Current	$ 5,300,000		$ 5,350,000